STOCKHOLDERS' DEFICIT AND CONVERTIBLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 9:-	STOCKHOLDERS' DEFICIT AND CONVERTIBLE PREFERRED SHARES

a.
The holders of Common Stock have the right to one vote for each share of Common Stock held of record by such holder with respect to all matters on which holders of Common Stock are entitled to vote, to receive dividends as they may be declared in the discretion of the Company’s Board of Directors and to participate in the balance of the Company's assets remaining after liquidation, dissolution or winding up, ratably in proportion to the number of shares of Common Stock held by them after giving effect to any rights of holders of preferred stock. Except for contractual rights of certain investors, the holders of Common Stock have no pre-emptive or similar rights and are not subject to redemption rights and carry no subscription or conversion rights.

b.
On September 23, 2014, the Company consummated the final closing of a private placement with existing and new institutional and accredited investors (the "September 2014 Private Placement") pursuant to which the Company raised $4,096 in net proceeds by issuance of aggregate 42,350 units which consist of 42,350 shares of newly designated Series A Convertible Preferred Stock (the "Series A Preferred Stock") which are convertible into up to an aggregate of 10,683,662 shares of Common Stock, and warrants to purchase 5,341,834 shares of Common Stock with an exercise price of $0.48 per share which is subject to a standard anti-dilution protection clause. Such warrants contain a net settlement cash feature and liquidated damages penalties and therefore accounted as a liability according to the provisions of ASC 815-40 “Contracts in entity's own equity”.

The holders of Series A Preferred Stock have rights, preferences and privileges, as follows:

Liquidation preference - Based on preference of distribution, the holders of Series A Preferred Stock shall be entitled to receive, out of funds legally available thereof, as determined by the Company's Board of Directors, dividends at an amount per share which is equal (on an as converted to Common Stock basis) to and in the same form as dividends actually paid on shares of Common Stock, as and if such dividends are paid on shares of Common Stock.

Based on preference of any distribution, liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, including, without limitation, upon any deemed liquidation as determined in the COI, the Company's assets or surplus funds legally available for distribution shall be distributed to the holders of Series A Preferred Stock pursuant to which each Series A Preferred Stock will be entitled to receive the original issue price paid by each Series A Preferred stockholder, plus all accrued but unpaid dividends for each share of Common Stock. The aggregate liquidation preference as of December 31, 2015 amounted to $3,560.

Preemptive rights - One Series A Preferred Stockholder has a preemptive right to participate in future financings for a period of two years in an amount necessary to maintain such investor’s fully-diluted percentage interest in the Company.

Voting - Each stockholder shall have one vote for each share of Common Stock held by such stockholder of record of such Common Stock as would be held by each holder of Series A Preferred Stock if all shares of Series A Preferred Stock were converted to Common Stock at the then effective conversion rate, on every resolution.

Conversion - Each holder of a Series A Preferred Stock shall be entitled to convert, at any time and from time to time, and without payment of additional consideration, into such number of fully paid and non-assessable shares of Common Stock in ratio as determined in the COI. The conversion price shall be subject to standard anti-dilution adjustments as described in the COI.

Upon the written election of the holders of a majority of the outstanding Series A Preferred Stock, all shares of Series A Preferred Stock shall automatically be converted into fully paid and non-assessable shares of Common Stock.

During 2015, 6,052 shares of Series A Preferred Stock have been converted into 1,526,609 shares of Common Stock and therefore an amount of $400 was credited to additional paid in capital in the Company's statement of changes in stockholders' deficiency.

c.
On February 25, 2015 and March 16, 2015, the Company completed two closings of a private placement (the “February 2015 Private Placement”) with existing and new institutional and accredited investors and raised $1,956 in net proceeds through the issuance of 11,286,444 shares of Common Stock, and series A warrants to purchase 2,821,613 shares of Common Stock (the “Series A Warrants”) and series B warrants to purchase 2,821,613 shares of Common Stock (the “Series B Warrants”). Out of the above issuance, 1,150,000 shares of Common Stock, 287,500 Series A Warrants and 287,500 Series B Warrants were purchased by the Chief Financial Officer of the Company for gross proceeds of $207 and 1,111,111 shares of Common Stock, 277,778 Series A Warrants and 277,778 Series B Warrants were purchased by one of the directors of the Company for gross proceeds of $200.

The Series A Warrants are immediately exercisable at an exercise price of $0.24 per share and expire 9 months from the closing of the February 2015 Private Placement in which such warrants were purchased. The Series B Warrants are immediately exercisable at an exercise price of $0.30 per share and expire 36 months from the closing of the February 2015 Private Placement in which such warrants were purchased. The Series A Warrants and Series B Warrants are eligible also for “cashless exercise” only if the underlying shares of Common Stock are not registered for resale. The Series A Warrants and the Series B Warrants contain a standard anti-dilution protection clause.

The Series B Warrants are callable by the Company for nominal consideration in the event that the share price of the Common Stock trades over $0.80 (adjusted for splits and the like) for 20 consecutive trading days.

With respect to the February 2015 Private Placement the Company entered into a finder’s fee agreement with a finder according to which the finder shall receive a cash fee of approximately $43 and immediately exercisable warrants to purchase: i) 241,423 shares of Common Stock with an exercise price of $0.18, with a “cashless exercise” feature and which are exercisable by February 25, 2018; ii) 60,356 shares of Common Stock with an exercise price of $0.24 which expired on November 25, 2015; and iii) 60,356 shares of Common Stock with an exercise price of $0.30 and which are exercisable by February 25, 2018. All finders' warrants contain a standard anti-dilution protection clause.

The Company was required to file a registration statement for the resale of the shares and warrants shares issued in the February 2015 Private Placement within 60 days following the closing date and to use its reasonable best efforts to cause such registration statement to be declared effective within 75 days following the closing date (or 150 days following the closing date if the Securities and Exchange Commission determines to review the registration statement). The Company could incur liquidated damages if it did not meet the registration obligations.

On April 8, 2015, the Company filed a registration statement covering the public resale of up to 11,286,444 shares of Common Stock, 2,821,613 shares of Common Stock underlying the Series A Warrants and 2,821,613 shares of Common Stock underlying the Series B Warrants, sold in the February 2015 Private Placement (the “Fifth Registration Statement”). The Fifth Registration Statement was declared effective on April 24, 2015.

d.	On April 3, 2015, the Company's Board of Directors approved the following:

1.
To reserve 400,000 shares of Common Stock under the terms of an engagement agreement with a service provider (“Service Provider Agreement”) dated March 15, 2015 (the “Effective Date”) offering investor relations services (“Services”) to the Company. The Service Provider Agreement is for a period of one year beginning with the Effective Date (the “Term”), pursuant to which in addition to monthly retainer Company shall issue 100,000 shares of Common Stock on a quarterly basis over the Term in consideration for the Services. The Company recorded General and Administrative expenses amounting to $118 in connection with 300,000 shares of Common Stock that have been issued during the year ended December 31, 2015.

2.
A salary program pursuant to which the Company will issue up to 2,200,000 compensation shares of restricted Common Stock (“Compensation Shares”) to directors, officers and employees of the Company as consideration for a reduction in or waiver of cash salary or fees owed to such individuals. The waiver of cash salary will be done upon the average closing price of the Common Stock for the 30 trading days prior to the date the Compensation Shares are granted.

During the year ended December 31, 2015, the Company issued 998,403 Compensation Shares to certain members of the Board of Directors and officers as consideration for a waiver of cash owed to such individuals amounting to $304.

e.
On May 5, 2015 (the "Commitment Date"), the Company’s Board of Directors approved a warrant exercise and replacement agreement according to which upon the Company's request for a period of eight business days the holders of warrants from the February 2015 Private Placement were able to exercise for cash their outstanding 2,881,694 warrants. Upon such exercise, the Company issued the participating holders additional warrants to purchase the same number of additional shares of Common Stock, for an exercise price of $0.24 per share, having the same terms and conditions of the exercised warrants.

The transaction was accounted for in accordance with ASC 470-20 "Debt with Conversion and Other Options" (“ASC 470”), pursuant to which the induced conversion privileges are exercisable only for a limited period of time and includes the issuance of all of the equity securities issuable pursuant to conversion privileges included in the terms of the warrants at issuance for each warrant instrument that is converted. Therefore, the induced conversion was accounted for as a deemed dividend and measured at the Commitment Date in a total amount of $154.

Under this offer, 1,923,636 warrants were exercised into 1,923,636 shares of Common Stock for a total net consideration of $453.

f.
On July 23, 2015 and August 28, 2015, the Company completed two closings of a private placement (the “July 2015 Private Placement”) with existing and new institutional and retail investors and raised approximately $2,325 in net proceeds through the issuance of 8,646,203 shares of Common Stock, and series A warrants to purchase 4,709,821 shares of Common Stock (the “2015 Series A Warrants”) and Series B Warrants to purchase 4,709,821 shares of Common Stock (the “2015 Series B Warrants”) and 449,157 shares of Common Stock underlying Placement Agent Warrants. Out of the above issuance, 750,000 shares of Common Stock, 375,000 2015 Series A Warrants and 375,000 2015 Series B Warrants were purchased by the Chief Financial Officer of the Company for gross proceeds of $225 and 40,000 shares of Common Stock, 20,000 2015 Series A Warrants and 20,000 2015 Series B Warrants were purchased by the Chief Executive Officer of the Company for gross proceeds of $12. Out of the above issuances, 245,333 and 50,000 restricted shares of Common Stock were issued to finders and to a placement agent, respectively. In addition, the Company also issued to a finder 439,630 non-plan stock options.

The 2015 Series A Warrants are immediately exercisable at an exercise price of $0.35 per share and expire 12 months from the closing date. The 2015 Series B Warrants are immediately exercisable at an exercise price of $0.40 per share and expire 36 months from the closing date. The 2015 Series A and Series B Warrants are exercisable for cash or on a cashless basis if a registration statement covering the shares issuable upon exercise of the Warrants is unavailable. The non-plan stock options issued to the finder are fully vested and exercisable after the lapse of four months from the grant date in December 2015.

With respect to the July 2015 Private Placement, the Company entered into finder's fee agreements with certain finders according to which the finders received 245,333 restricted shares of Common Stock and 619,606 warrants, evenly divided between “Series A Finders Warrants” and “Series B Finders Warrants”. The Series A Finders Warrants are exercisable at an exercise price of $0.35 per share and expire 12 months from the date of the closing of the July 2015 Private Placement at which such warrants were issued. The Series B Finders Warrants are exercisable at an exercise price of $0.40 per share and expire 3 years from the date of the closing of the July 2015 Private Placement at which such warrants were issued.

Issuance costs related to the July 2015 Private Placement were approximately $181 ($122 out of which related to the placement agent). In addition, the Company issued to the placement agent 50,000 restricted shares of Common Stock and an aggregate of 898,313 warrants to the placement agent and to a selected dealer (the “Placement Agent Warrants”). The Company issued three types of Placement Agent Warrants, of which (i) the first will have an exercise price of $0.30 per share exercisable over a period of three years, (ii) the second will have an exercise price of $0.35 per share, exercisable over a period of one year; and (iii) the third will have an exercise price of $0.40 per share, exercisable over a period of three years. The Placement Agent Warrants are exercisable for cash or on a cashless basis and have similar registration rights as the shares but also include piggyback registration rights.

The Company was required to file a registration statement for the resale of the shares and warrants shares issued in the July 2015 Private Placement within 60 days following the closing date and to use its reasonable best efforts to cause such registration statement to be declared effective within 75 days following the closing date (or 150 days following the closing date if the Securities and Exchange Commission determines to review the registration statement).

On September 21, 2015, the Company filed a registration statement covering the public resale of up to 8,350,870 shares of Common Stock, 4,400,018 shares of Common Stock underlying the 2015 Series A Warrants, 4,400,018 shares of Common Stock underlying the 2015 Series B Warrants and 449,157 shares of Common Stock underlying the Placement Agent Warrants issued in the July 2015 Private Placement (the “Sixth Registration Statement”) which was declared effective on October 2, 2015.

The July 2015 Private Placement triggered the anti-dilution mechanism of the warrants issued in the 2011-2012 Private Placement by adjusting the current exercise price of the warrants for the investors and placement agent from $0.64 to $0.45 per share and an additional 2,307,106 and 439,347 shares became subject to such warrants, respectively. In addition, the exercise price of the placement agent's warrants in the 2011-2012 Private Placement, was adjusted from $0.53 to $0.38 per share and an additional 311,874 warrants were issued.

g.
On September 3, 2015, the Company's Board of Directors approved the issuance of 1,748,166 shares of Common Stock under the 2012 Equity Incentive Plan to certain employees according to the Israeli sub-plan. Consequently, the Company recorded General and Administrative and Research and Development expenses amounting to $514 and $77, respectively.

h.
On September 17, 2015, the Company's Board of Directors approved the issuance of 50,000 shares of Common Stock to a service provider. Consequently, the Company recorded General and Administrative expenses amounting to $16 in the statements of comprehensive loss.

i.
On November 19, 2015 the Company completed a closing of a private placement (the "November 2015 Private Placement") with existing shareholders and private investors and raised approximately $2,924 in net proceeds through the issuance of 8,031,734 shares of Common Stock, 5,929,955 Series A Warrants (the "November 2015 Series A Warrants") and 2,541,409 Series B Warrants (the "November 2015 Series B Warrants"). Out of the above issuances, 383,467 restricted shares of Common Stock, 576,168 November 2015 Series A Warrants and 246,929 November 2015 Series B Warrants were issued to finders. In connection with the November 2015 Private Placement the Company also issued to a finder 439,630 non-plan stock options.

The November 2015 Series A Warrants are immediately exercisable at an exercise price of $0.37 per share and expire 16 months from the closing date. The November 2015 Series B Warrants are immediately exercisable at an exercise price of $0.43 per share and expire 36 months from the closing date. The November 2015 Series A Warrants and November 2015 Series B Warrants are eligible also for “cashless exercise” only if the underlying shares of Common Stock are not registered for resale.

With respect to the November 2015 Private Placement the Company entered into a finder’s fee agreements with certain finders according to which the finders received 383,467 restricted shares of Common Stock, 576,168 November 2015 Series A Warrants, 246,929 November 2015 Series B Warrants and 439,630 fully vested non-plan stock options having an exercise price of $0.0001. The non-plan stock options are fully vested and exercisable after the lapse of four months from the grant date in December 2015. The warrants issued to the finders are subject to the same terms as those issued to the investors.

The November 2015 Private Placement triggered the anti-dilution mechanism of the warrants issued in the 2011-2012 Private Placement by adjusting the current exercise price of the warrants for the investors and placement agent from $0.45 to $0.36 per share and an additional 1,930,017 and 367,526 shares became subject to such warrants, respectively. In addition, the exercise price of the placement agent's warrants in the 2011-2012 Private Placement, was adjusted from $0.38 to $0.31 per share and an additional 249,977 warrants were issued.

j.
On October 22 2015, the Company's Board of Directors approved a warrant replacement agreement (the "September 2014 round Replacement Agreement") with the September 2014 Private Placement Purchasers pursuant to which up to 5,341,834 outstanding warrants that contain a net settlement cash feature will be replaced by new warrants to acquire up to an aggregate of 5,876,021 shares of common stock at an exercise price of $0.4755 per share, which warrants are subject to standard anti-dilution protections. Consequently, certain investors replaced 4,320,135 outstanding warrants that contain certain net settlement cash features by 4,752,147 new warrants to acquire an aggregate of 4,752,147 shares of Common Stock at an exercise price of $0.4755 per share which are subject to standard anti-dilution protections and do not contain a net settlement cash feature. As of December 31, 2015 the Company's offer to the warrant holders expired.

The above replacement is considered as a modification of the warrants' terms of the September 2014 Private Placement. As a result, and in accordance with ASC 470 the incremental value that was generated to the particular Purchasers from the aforementioned exchanged warrants was recorded as financial expenses in the amount of $75 in the consolidated statement of comprehensive loss.

The September 2014 round Replacement Agreement triggered the anti-dilution mechanism of the warrants issued in the 2011-2012 Private Placement and an additional 81,840 and 15,581 shares became subject to such warrants, respectively. In addition, 13,159 additional shares became subject to the warrants issued to the placement agent of the 2011-2012 Private Placement.

The table below presents the September 2014 Private Placement carrying value of the warrants issued in such placement:

Year ended December 31, 2015

Fair value of warrants at December 31, 2014	$101
Revaluation of warrants during 2015	1,099
Reclassification of warrants to additional paid-in capital upon warrant replacement agreement in November and December 2015	(822)

Fair value of warrants at December 31, 2015	$378

k.
On December 24, 2015, the Company completed a private placement (the “December 2015 Private Placement”) with a new investor and raised $500 in net proceeds through the issuance of 1,461,988 shares of Common Stock and warrants to purchase 1,461,988 shares of Common Stock (the "December 2015 Warrants"). The December 2015 Warrants are immediately exercisable at an exercise price of $0.34 per share and expire 6 months from the closing of the December 2015 Private Placement. The December 2015 Warrants are eligible also for “cashless exercise” only if the underlying shares of Common Stock are not registered for resale.

The December 2015 Private Placement triggered the anti-dilution mechanism of the warrants issued in the 2011-2012 Private Placement to the investors and placement agent by adjusting the current exercise price of the warrants from $0.36 to $0.35 per share and an additional 283,068 and 53,906 shares became subject to such warrants, respectively.

l.	The table below summarizes the outstanding warrants as of December 31, 2015:

	Warrants outstanding as of December 31, 2015	Exercise price	Expiration date
		$
Investors of the 2011-2012 Private Placement	10,090,941	0.35	October 26, 2016
Placement agent of the 2011-2012 Private Placement	1,921,642	0.35	April 8, 2016
Placement agent of the 2011-2012 Private Placement	1,374,773	0.31	April 8, 2016
October 2012 Private Placement FINRA member	29,585	7.50	October 16, 2016
April-May 2013 Private Placement	400,000	25.00	April 4, 2016
Placement agent of the April-May 2013 Private Placement	80,003	12.50	April 4, 2016
Placement agent of the April-May 2013 Private Placement	40,005	25.00	April 4, 2016
Investors of the September 2014 Private Placement	1,021,699	0.48	September 23, 2018
September 2014 PPM-Warrant Replacement Agreement	4,752,147	0.48	September 23, 2018
February 2015 PPM A (*)	83,334	0.24	November 25,2015
February 2015 PPM B	2,266,057	0.30	February 25,2018
February 2015 PPM A-Finders	241,422	0.18	February 25,2018
February 2015 PPM - C Finders	60,356	0.30	February 25,2018
February 2015 PPM - B 2nd closing	555,556	0.30	March 16, 2018
May 2015 replacement warrants	1,863,280	0.24	February 15, 2016
May 2015 replacement warrants (PA)	60,356	0.24	February 15, 2016
July 2015 PPM - 2015 Series A Warrants - 1st Closing	2,375,135	0.35	July 23, 2016
July 2015 PPM - 2015 Series B Warrants - 1st Closing	2,500,135	0.40	July 23, 2018
July 2015 PPM - 2015 Series A Warrants (Finder's warrants)	309,803	0.35	August 28, 2016
July 2015 PPM - 2015 Series B Warrants (Finder's warrants)	309,803	0.40	August 28, 2018
July 2015 PPM - 2015 Series B Warrants-2nd Closing	1,675,305	0.40	August 28, 2018
July 2015 PPM (PA) - 1st Closing	425,022	0.30	July 23, 2018
July 2015 PPM (PA) - 2015 Series A Warrants	212,511	0.35	July 23, 2016
July 2015 PPM (PA) - 2015 Series B Warrants - 2nd Closing	12,067	0.35	August 28, 2016
July 2015 PPM (PA) - 2nd Closing	212,511	0.40	July 23, 2018
July 2015 PPM - 2015 Series A Warrants-2nd Closing	1,675,305

July 2015 PPM (PA) - 2015 Series B Warrants - 2nd Closing	12,067	0.40	August 28, 2018
July 2015 PPM (PA) - 2nd Closing	24,135	0.30	August 28, 2018
November 2015 PPM - 2015 Series A Warrants (Finder's warrants)	576,168	0.37	March 19, 2017
November 2015 PPM - 2015 Series B Warrants (Finder's warrants)	246,929	0.43	November 19, 2018
November 2015 PPM - Series A Warrants	5,353,787	0.37	March 19, 2017
November 2015 PPM - Series B Warrants	2,294,480	0.43	November 19, 2018
December 2015 PPM - Warrants	1,461,988	0.34	June 24, 2016

Total outstanding	44,518,307

(*)	Warrants for which cash has been received by the Company but no securities issued.

During the year ended December 31, 2015, proceeds from warrants exercised amounted to $513 following the issuance of 2,118,080 shares of Common Stock out of which none were issued utilizing a cashless exercise feature. During the year ended December 31, 2014, proceeds from warrants exercised amounted to $343 following the issuance of 68,524 shares of Common Stock out of which none were issued utilizing a cashless exercise feature.

m.	Stock-based compensation:

1.
On January 23, 2012, an equity incentive plan (the "2012 Plan") was adopted by the Board of Directors of the Company and approved by a majority of the Company's stockholders, under which options to purchase up to 572,000 shares of Common Stock have been reserved. Under the 2012 Plan, options to purchase shares of Common Stock may be granted to employees and non-employees of the Company or any affiliate, each option granted can be exercised to one share of Common Stock.

On January 23, 2012, the 2012 Israeli equity sub plan (the "Sub Plan") was adopted by the Board of Directors of the Company, which set forth the terms for the grant of stock awards to Israeli employees or Israeli non-employees. The Sub Plan was adopted in accordance with the amended sections 102 and 3(i) of Israel's Income Tax Ordinance. The Sub Plan is part of the 2012 Plan and subject to the same terms and conditions.

During February 2013, the Board of Directors and majority stockholders of the Company approved an increase in the size of the 2012 Plan from 572,000 shares of Common Stock to 1,000,000 shares of Common Stock.

On June 17, 2014, the Board of Directors and majority stockholders of the Company approved an increase in the size of the 2012 Plan from 1,000,000 shares of Common Stock to 1,500,000 shares of Common Stock.

On June 15, 2015, the Company held its 2015 Annual Meeting of Stockholders in which, among other matters, Company stockholders approved an amendment to the 2012 Plan to increase the number of shares authorized for issuance under the 2012 Plan by 11,925,000 shares from 1,500,000 to 13,425,000 shares of Common Stock.

2.
On September 3, 2015, the Company's Compensation Committee of the Board of Directors approved the grants of 6,308,634, 1,368,000 and 650,000 options to employees, directors and consultants of the Company, respectively, at an exercise price of $0.32 per share. 2,360,543 of such stock options are vested upon grant and the remainder shall vest over a period of two to three years commencing on the grant date. All of the aforementioned options have six year term. 7,345,834 options were issued under the 2012 Plan and 980,800 options are non-plan.

On December 17, 2015, the Company's Compensation Committee of the Board of Directors approved the grants of 652,500, and 657,000 options to employees and consultants of the Company, respectively, at an exercise price of $0.39 per share. The options shall vest over a period of three years commencing on the grant date. All of the aforementioned options have a six year term. 1,259,500 options were issued under the 2012 Plan and 50,000 options were issued to a member of the Company’s Scientific Advisory Board which are non-plan.

Transactions related to the grant of options to employees, directors and non-employees under the above plans during the year ended December 31, 2015 were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate Intrinsic value
		$	Years	$

Options outstanding at beginning of year	1,317,400	6.59	6.98	8
Options granted	9,636,134	0.33
Options exercised	6,000	0.01
Options expired	172,775	7.78
Options forfeited	198,225	2.05

Options outstanding at end of year	10,576,534	0.94	5.80	1,264

Options vested and expected to vest at end of year	9,870,821	0.97	0.67	1,173

Exercisable at end of year	3,975,581	1.85	5.85	441

Weighted average fair value of options granted during the year ended December 31, 2015 and 2014 is $0.33 and $2.82, respectively.

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last day of fiscal 2015 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2015. This amount is impacted by the changes in the fair market value of the Common Stock.

The following table presents the assumptions used to estimate the fair values of the options granted in the period presented:

	Year ended December 31,
	2015	2014

Volatility	82.39%-87.28%	54.57%-64.74%
Risk-free interest rate	1.00%-1.54%	1.65%-2.84%
Dividend yield	0%	0%
Expected life (years)	5.68-8.51	5-10

As of December 31, 2015, the total unrecognized estimated compensation cost related to non-vested stock options granted prior to that date was $1,415, which is expected to be recognized over a weighted average period of approximately 1.16 years.

The total compensation cost related to all of the Company's equity-based awards, recognized during year ended December 31, 2015 and 2014 were comprised as follows:

	Year ended December 31,
	2015	2014

Cost of revenues	$49	$39
Research and development	185	409
Sales, Marketing and pre-production costs	111	29
General and administrative	653	1,215

Total stock-based compensation expenses	$998	$1,692